CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2014		€ 2,478,313	€ 3,778	€ 2,503,614	€ (58,557)	€ 29,912	€ (9,129)	€ 2,469,618	€ 8,695
Transaction with non-controlling interest		(8,500)		(2,602)				(2,602)	(5,898)
Net profit		290,054		287,816				287,816	2,238
Other comprehensive income/(loss)		19,568			5,634	12,659	590	18,883	685
Restructuring	[1]	(2,800,000)		(2,800,000)				(2,800,000)
Share premium contribution	[2]	1,162		1,162				1,162
Reclassification	[3]			(2,117)			2,117
Equity at end of period at Dec. 31, 2015		(19,403)	3,778	(12,127)	(52,923)	42,571	(6,422)	(25,123)	5,720
Net profit		399,718		398,762				398,762	956
Other comprehensive income/(loss)		36,795			34,143	4,252	(1,466)	36,929	(134)
Cash distribution of reserves		(86,905)		(86,905)				(86,905)
Dividends to non-controlling interests		(1,732)							(1,732)
Share-based compensation	[4]	1,110		1,110				1,110
Separation	[5]	222	(1,274)	1,496				222
Equity at end of period at Dec. 31, 2016		329,805	2,504	302,336	(18,780)	46,823	(7,888)	324,995	4,810
Net profit		537,396		535,393				535,393	2,003
Other comprehensive income/(loss)		9,341			25,214	(15,009)	(527)	9,678	(337)
Cash distribution of reserves		(119,985)		(119,985)				(119,985)
Dividends to non-controlling interests		(1,218)							(1,218)
Share-based compensation	[4]	28,597		28,597				28,597
Equity at end of period at Dec. 31, 2017		€ 783,936	€ 2,504	€ 746,341	€ 6,434	€ 31,814	€ (8,415)	€ 778,678	€ 5,258

[1]	Relates to the remaining principal amount of the note issued by the Company to FCA (“FCA Note”) recognized in connection with the Restructuring.
[2]	Relates to the effect of a share premium contribution made by FCA N.V. in connection with the Restructuring.
[3]	Relates to the reclassification of the actuarial gain recognized on the remeasurement of the defined benefit pension plan of the former Chairman of the Group.
[4]	Relates to the equity-settled Non-Executive Directors’ compensation and from 2017 also the equity incentive plan. See Note 21 “Equity” and Note 22 “Share-based Compensation” for additional details.
[5]	Reflects the effects of the Separation.